Document and Entity Information	May 12, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PITNEY BOWES INC /DE/
Amendment Flag	false
Entity Central Index Key	0000078814
Document Type	8-K
Document Period End Date	May 12, 2023
Entity Address, Address Line One	Pitney Bowes Inc
Entity Incorporation State Country Code	DE
Entity File Number	1-3579
Entity Tax Identification Number	06-0495050
Entity Address, Address Line Two	3001 Summer Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06926
City Area Code	(203)
Local Phone Number	356-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1 par value per share
Trading Symbol	PBI
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.70% Notes due 2043
Trading Symbol	PBI.PRB
Security Exchange Name	NYSE